Significant Accounting Policies (Detail)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) Segment shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Jul. 27, 2020 USD ($)
Summary of Significant Accounting Policies Details [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000
Accumulated deficit	(35,902,214)		(12,341,951)	$ (12,341,951)
Net loss	(23,560,263)		(12,341,951)
Net cash used in operating activities	(440,450)		(506,715)
Cash and cash equivalents	425,453		$ 865,903	865,903		$ 0
Class A ordinary shares [Member]
Summary of Significant Accounting Policies Details [Line Items]
Warrants to purchase | shares			16,266,667
Rocket Lab USA, Inc.
Summary of Significant Accounting Policies Details [Line Items]
Accumulated deficit	(203,573,000)		$ (187,691,000)	(187,691,000)	$ (132,686,000)
Net loss	(15,882,000)	$ (14,247,000)		(55,005,000)	(30,360,000)
Net cash used in operating activities	(15,479,000)	$ (7,705,000)		(27,757,000)	(25,324,000)
Cash and cash equivalents	34,228,000		52,792,000	52,792,000	95,878,000
Capitalized transaction costs	1,511,000
Deferred capitalized transaction costs	1,511,000
Restricted cash			1,141,000	1,141,000	1,816,000
Impairments for long-lived assets				0	0
Impairment of goodwill				0
Goodwill	$ 3,228,000		$ 3,133,000	$ 3,133,000	$ 0
Expected dividend yield				0.00%	0.00%
Number of operating segments | Segment	2			2
Rocket Lab USA, Inc. | Research and development, net
Summary of Significant Accounting Policies Details [Line Items]
Grant proceeds				$ 3,695,000	$ 3,296,000
Rocket Lab USA, Inc. | Class A ordinary shares [Member]
Summary of Significant Accounting Policies Details [Line Items]
Warrants to purchase | shares	16,266,667
Rocket Lab USA, Inc. | Minimum [Member]
Summary of Significant Accounting Policies Details [Line Items]
Finite-lived intangible asset useful life				1 year
Rocket Lab USA, Inc. | Maximum [Member]
Summary of Significant Accounting Policies Details [Line Items]
Finite-lived intangible asset useful life				20 years
Percentage of research and development costs grant reimburse				20.00%